INCOME TAXES - Reconciliation of Canadian statutory rate and the effective income tax rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes	$ 392,756	$ 129,007
Expected income taxes at the Canadian statutory tax rate of 26.5% (2023 - 26.5%)	104,080	34,187
Income distributed and taxable to unitholders	(64,115)	(51,921)
Net foreign rate differentials	(5,785)	(811)
Net change in provisions for uncertain tax positions	(1,244)	(548)
Net permanent differences	889	507
Net effect of change in tax rates	(771)	0
Net change in recognition of deferred tax assets	(581)	8,877
Withholding taxes and other	(1,599)	220
Income tax expense (recovery)	$ 30,874	$ (9,489)
Tax rate	26.50%	26.50%